ACQUISITIONS - Amber Road, Inc. (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 02, 2019	Feb. 29, 2020	Nov. 30, 2020	Feb. 28, 2019	Feb. 28, 2018
Net assets:
Goodwill		$ 752,756	$ 752,701	$ 482,378	$ 315,399
Total notes payable and capital lease obligations		951,708	$ 954,559	$ 475,304
Amber Term Loan
Net assets:
Total notes payable and capital lease obligations		$ 36,588
Content library
Net assets:
Estimated useful life , Intangible assets		10 years
Amber Road Inc
Net assets:
Total identifiable intangible assets	$ 201,100
Cash and cash equivalents	6,524
Accounts receivable	19,191
Prepaid expenses and other current assets	2,145
Fixed assets	3,160
Other non-current assets	1,261
Total tangible assets	32,281
Goodwill	263,317
Total assets	496,698
Accounts payable	2,100
Accrued expenses and other liabilities	6,901
Deferred revenue	29,872
Other long-term liabilities	29,181
Total liabilities assumed	68,054
Net assets acquired	428,644
Purchase consideration	$ 428,600
Weighted average amortization period	10 years 4 months 24 days
Amber Road Inc | Content library
Net assets:
Total identifiable intangible assets	$ 57,000
Estimated useful life , Intangible assets	10 years
Amber Road Inc | Customer relationships
Net assets:
Total identifiable intangible assets	$ 103,100
Estimated useful life , Intangible assets	12 years
Amber Road Inc | Technology
Net assets:
Total identifiable intangible assets	$ 41,000
Estimated useful life , Intangible assets	7 years